STOCK-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Aug. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Components of Stock Based Compensation
The following table shows the components of stock-based compensation in the Statements of Consolidated Operations and Statements of Consolidated Cash Flows.

	Year Ended Aug. 31,
(Dollars in millions)	2013	2012	2011
Cost of Goods Sold	$(11)	$(19)	$(18)
Selling, General and Administrative Expenses	(69)	(82)	(68)
Research and Development Expenses	(20)	(29)	(27)
Restructuring Charges	—	—	8
Total Stock-Based Compensation Expense Included in Operating Expenses	(100)	(130)	(105)
Loss from Continuing Operations Before Income Taxes	(100)	(130)	(105)
Income Tax Benefit	34	43	36
Net Loss	$(66)	$(87)	$(69)
Basic Loss per Share	$(0.12)	$(0.16)	$(0.13)
Diluted Loss per Share	$(0.12)	$(0.16)	$(0.13)
Net Cash Required by Operating Activities	$(79)	$(50)	$(36)
Net Cash Provided by Financing Activities	$79	$50	$36

Rollforward of Stock Options
A summary of the status of Monsanto’s stock options for the periods from Sept. 1, 2010, through August 31, 2013, follows:

	Options	Outstanding Weighted-Average Exercise Price
Balance Outstanding Aug. 31, 2010	20,998,207	$47.22
Granted	4,001,100	58.95
Exercised	(2,825,500)	22.96
Forfeited	(664,772)	73.08
Balance Outstanding Aug. 31, 2011	21,509,035	51.78
Granted	2,300,980	74.76
Exercised	(3,967,203)	29.51
Forfeited	(387,878)	76.12
Balance Outstanding Aug. 31, 2012	19,454,934	58.56
Granted	1,912,030	90.70
Exercised	(5,306,225)	48.33
Forfeited	(196,852)	79.95
Balance Outstanding Aug. 31, 2013	15,863,887	$65.59

Restricted Stock
A summary of the status of Monsanto’s restricted stock, restricted stock units and directors’ deferred stock compensation plans for fiscal year 2013 follows in the tables below:

	Restricted Stock	Weighted-Average Grant Date Fair Values	Restricted Stock Units	Weighted-Average Grant Date Fair Values	Directors’ Deferred Stock	Weighted-Average Grant Date Fair Value
Nonvested as of Aug. 31, 2012	5,865	$66.50	1,385,353	$68.20	—	$—
Granted	4,651	96.06	619,152	88.80	17,408	87.58
Vested	(2,565)	90.33	(285,303)	56.33	(17,408)	87.58
Forfeitures	—	—	(63,015)	75.55	—	—
Nonvested as of Aug. 31, 2013	7,951	$76.10	1,656,187	$77.15	—	$—
(Dollars in millions)
Pre-tax unrecognized compensation expense, net of estimated forfeitures as applicable	$1		$51		$—
Remaining weighted-average period of expense recognition/requisite service periods in years	2		2		0

Weighted Average and Fair Value

	Weighted-average grant-date fair value during fiscal year			Total fair value of equity vested during fiscal year
(Dollars in millions, except per share amounts)	2013	2012	2011	2013	2012	2011
Restricted stock	$96.06	$68.93	$60.86	$—	$1	$1
Restricted stock units	$88.80	$71.65	$61.96	$16	$102	$20
Directors’ deferred stock	$87.58	$68.93	$54.75	$2	$1	$1

Assumptions Used To Value Stock Options
The following assumptions were used to calculate the estimated value of employee stock options:

	Lattice-binomial
Assumptions	2013	2012	2011
Expected Dividend Yield	1.9%	1.8%	1.7%
Expected Volatility	23%-37%	28%-39%	31%-43%
Weighted-Average Volatility	30.4%	37.0%	41.8%
Risk-Free Interest Rates	0.85%-2.00%	0.98%-1.62%	1.82%-3.04%
Weighted-Average Risk-Free Interest Rate	1.14%	1.57%	1.85%
Expected Option Life (in years)	7	6	7